Cover	Jun. 20, 2025
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 20, 2025
Entity Registrant Name	PRIORITY INCOME FUND, INC.
Securities Act File Number	811-22725
Entity Tax Identification Number	46-0611646
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	10 EAST 40TH STREET
Entity Address, Address Line Two	42ND FLOOR
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10016
City Area Code	212
Local Phone Number	448-0702
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001554625
Amendment Flag	false
Series D Term Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Series D Term Preferred Stock
Trading Symbol	PRIF PRD
Series I Term Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Series I Term Preferred Stock
Trading Symbol	PRIF PRI
Series J Term Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Series J Term Preferred Stock
Trading Symbol	PRIF PRJ
Series K Term Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Series K Term Preferred Stock
Trading Symbol	PRIF PRK
Series L Term Preferred Stock
Document Information [Line Items]
Security Exchange Name	NYSE
Title of 12(b) Security	Series L Term Preferred Stock
Trading Symbol	PRIF PRL